STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Activity [Table Text Block]
Total expense and related tax benefit were as follows:

Years ended June 30	2018	2017 (1)	2016 (1)
Stock options	$220	$216	$199
RSUs and PSUs	175	150	143
Total stock-based expense	$395	$366	$342

Income tax benefit	$87	$111	$85

(1)	Includes amounts related to discontinued operations, which are not material in any period presented.

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
The following table provides additional information on stock options:

Years ended June 30	2018	2017	2016
Weighted average grant-date fair value of options granted	$11.89	$10.45	$8.48
Intrinsic value of options exercised	500	1,334	1,388
Grant-date fair value of options that vested	209	246	200
Cash received from options exercised	1,245	2,630	2,332
Actual tax benefit from options exercised	127	421	433
Assumptions utilized in the model, which are evaluated and revised to reflect market conditions and experience, were as follows:

Years ended June 30	2018			2017			2016
Interest rate	1.9	-	2.9%	0.8	-	2.6%	0.7	-	1.9%
Weighted average interest rate	2.8%			2.6%			1.8%
Dividend yield	3.1%			3.2%			3.2%
Expected volatility	18%			15%			16%
Expected life in years	9.2			9.6			8.3

Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of options outstanding under the plans as of June 30, 2018 and activity during the year then ended is presented below:

Options	Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contract-ual Life in Years	Aggregate Intrinsic Value
Outstanding, beginning of year	206,485	$72.46
Granted	20,292	82.19
Exercised	(19,622)	63.44
Canceled	(1,501)	82.92
OUTSTANDING, END OF YEAR	205,654	$74.21	5.3	$1,349
EXERCISABLE	143,169	$69.96	3.8	$1,326

Schedule of Nonvested Share Activity [Table Text Block]
A summary of non-vested RSUs and PSUs outstanding under the plans as of June 30, 2018 and activity during the year then ended is presented below:

	RSUs		PSUs
RSU and PSU awards	Units (in thousands)	Weighted Average Grant Date Fair Value	Units (in thousands)	Weighted Average Grant Date Fair Value
Non-vested at July 1, 2017	5,359	$74.98	1,194	$82.40
Granted	1,978	79.73	784	78.59
Vested	(1,777)	72.27	(550)	73.38
Forfeited	(184)	74.79	(43)	81.56
Non-vested at June 30, 2018	5,376	$77.17	1,385	$84.08